N-4	Jun. 02, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Jun. 02, 2025
Amendment Flag	false
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

As of May 1, 2025, the following Guaranteed Minimum Withdrawal Benefit Maximum Charge in the Optional Benefit Expenses section of the Annual Contract Expenses table has been deleted and replaced with the following:

Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)[2]
Portfolio Income Benefit[2]	2.50%

[2] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

Annual Contract Expenses [Table Text Block]
Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)[2]
Portfolio Income Benefit[2]	2.50%

[2] The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

Portfolio Income Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[1]
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[1]
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

[1]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.